Employee Benefit Plans - Components of Net Periodic Benefit Cost (Gain) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost	$ 101	$ 99	$ 131	$ 142
Expected return on plan assets	(142)	(148)	(196)	(202)
Amortization of prior service cost			0	0
Amortization of net obligation at transition			0	0
Recognized net loss due to settlement	21
Recognized net actuarial loss	58	57	76	37
Net periodic benefit (gain) cost	38	8	11	(23)
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	17	17	23	15
Interest cost	21	23	30	30
Amortization of prior service cost			0	0
Amortization of net obligation at transition			0	0
Net periodic benefit (gain) cost	$ 38	$ 40	$ 53	$ 45